STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Share capital [Member]	Additional paid-in capital [Member]	Treasury stock, at cost [Member]	Accumulated other comprehensive income (loss) [Member]	Retained earnings [Member]	Total
Balance at Dec. 31, 2013	$ 611	$ 262,809	$ (25,984)	$ 1,733	$ 54,951	$ 294,120
Balance, shares at Dec. 31, 2013	44,733,589
Repurchase of ordinary shares			(15,169)			(15,169)
Repurchase of ordinary shares, shares	(887,855)
Issuance of shares upon exercise of stock options	$ 43	22,450				22,493
Issuance of shares upon exercise of stock options, shares	3,080,763
Stock based compensation		7,382				7,382
Tax deficiency related to exercise of stock options		1,443				1,443
Other comprehensive income (loss), net of tax				(1,522)		(1,522)
Net loss					24,950	24,950
Balance at Dec. 31, 2014	$ 654	294,084	(41,153)	211	79,901	$ 333,697
Balance, shares at Dec. 31, 2014	46,926,497					46,926,497
Repurchase of ordinary shares			(52,896)			$ (52,896)
Repurchase of ordinary shares, shares	(2,824,772)
Issuance of shares upon exercise of stock options	$ 7	8,739				8,746
Issuance of shares upon exercise of stock options, shares	677,122
Stock based compensation		9,329				9,329
Tax deficiency related to exercise of stock options		632				632
Other comprehensive income (loss), net of tax				1,046		1,046
Net loss					18,569	18,569
Balance at Dec. 31, 2015	$ 661	312,784	(94,049)	1,257	98,470	$ 319,123
Balance, shares at Dec. 31, 2015	44,778,847					44,778,847
Repurchase of ordinary shares			(21,980)			$ (21,980)
Repurchase of ordinary shares, shares	(1,884,030)
Issuance of shares upon exercise of stock options	$ 2	1,581				1,583
Issuance of shares upon exercise of stock options, shares	294,033
Stock based compensation		11,520				11,520
Tax deficiency related to exercise of stock options		(547)				(547)
Other comprehensive income (loss), net of tax				(1,277)		(1,277)
Net loss					(8,659)	(8,659)
Balance at Dec. 31, 2016	$ 663	$ 325,338	$ (116,029)	$ (20)	$ 89,811	$ 299,763
Balance, shares at Dec. 31, 2016	43,188,850					43,188,850